UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
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Address:   Financial Centre
           --------------------------------------------------
           695 East Main Street
           --------------------------------------------------
           Stamford, Connecticut 06901
           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       5/14/02
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            3
                                               -------------

Form 13F Information Table Value Total:           $6,405
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------

D CHINA UNICOM LTD                SPONSORED ADR  16945R104    1480     154200 SH       SOLE                 154200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D COMPANIA ANONIMA NACIONL TEL    SPON ADR D     204421101    1294      93800 SH       SOLE                  93800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR  874039100    3631     175000 SH       SOLE                 175000     0        0
-----------------------------------------------------------------------------------------------------------------------------------

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